Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	32,702,126
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 817,553,150.00
Amount of Registration Fee	$ 112,904.09
Offering Note	(1A) The Registrant is not registering any additional securities pursuant to this filing fee table. The Registrant previously registered an aggregate of 36,702,126 shares of the Registrant's Class A common stock, par value $0.0001 per share ("Class A common stock"), however the previous filing fee table filed on May 4, 2026 in connection with the filing of Amendment No. 2 to the Registration Statement on Form S-1 ("Amendment No. 2") did not display this aggregate figure due to technical difficulties with the SEC's FEPT system. (1B) Includes shares of the Registrant's Class A common stock, issuable upon exercise of the underwriters' option to purchase additional shares of Class A common stock, if any. The Registrant previously paid a registration fee of $112,904.09 in connection with Amendment No. 2. (1C) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(2A) The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form S-1 on April 17, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) and is now converted to Rule 457(a). (2B) See note (1C) above.